Consolidated Balance Sheets - USD ($)	Jul. 31, 2022	Oct. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 71,613	$ 2,275,397	$ 447,354
Inventory	47,134	16,020
Prepaid expenses and other current assets	108,982	80,641	28,588
Note receivable			5,000
Total Current Assets	227,729	2,372,058	480,942
OTHER ASSETS:
Property and equipment, net	101,527	130,970	2,728
Finance lease right-of-use assets, net	130,888	181,015
Operating lease right-of-use assets, net	182,878	268,509
Intangible assets, net	2,550,479	3,225,361
Deposits	10,000	10,000
Goodwill	1,809,357	1,809,357
Total Assets	5,012,858	7,997,270	483,670
CURRENT LIABILITIES:
Accounts payable	873,093	568,302	352,466
LONG-TERM LIABILITIES:
Common stock repurchase obligation - long-term portion			1,300,000
Accrued expenses and other liabilities	169,985	181,037	126,273
Preferred stock value
Common stock: $0.001 par value; 1,000,000,000 shares authorized; 42,740,581 and 35,152,623 shares issued and outstanding as of July 31, 2022 and October 31, 2021, respectively	42,741	35,152
Common stock: $0.001 par value; 1,000,000,000 shares authorized; 35,152,623 and 19,123,768 shares issued and outstanding as of October 31, 2021 and December 31, 2020, respectively		35,152	19,123
Additional paid-in capital	31,530,170	25,198,035	4,399,272
Deferred compensation	(237,603)	(1,374,219)
Accumulated deficit	(29,951,604)	(19,135,664)	(6,333,389)
Total Stockholders’ Equity	1,383,704	4,723,304	(1,914,994)
Liabilities to be settled with common stock		209,688
Convertible notes payable, net of debt discount and put premium	713,916	550,638	141,476
Convertible notes payable - related party, net of debt discount		30,172
Notes payable - current portion	17,198	15,361	20,068
Advances payable	243,564	101,945	78,497
Derivative liabilities	153,206	86,884	180,029
Unredeemed gift cards	234,632	164,912	48,311
Financing lease liability - current portion	66,926	62,210
Operating lease liabilities - current portion	86,699	101,431
Common stock repurchase obligations	605,203	618,275
Total Current Liabilities	3,164,422	2,690,855	947,120
Financing lease liability - long-term portion	73,935	124,649
Operating lease liability- long-term portion	101,095	166,923
Notes payable - long-term portion	289,702	291,539	151,544
Total Long-Term Liabilities	464,732	583,111
Total Liabilities	3,629,154	3,273,966	2,398,664
Commitments and contingency (Note 12)
LIABILITIES AND STOCKHOLDERS’ EQUITY
Total Liabilities and Stockholders’ Equity	$ 5,012,858	7,997,270	483,670
Convertible Series B Preferred stock
LONG-TERM LIABILITIES:
Preferred stock value